Goodwill and Other Intangibles (Tables)	6 Months Ended
Jun. 30, 2018
Goodwill And Intangible Assets Disclosure [Abstract]
Changes in the Carrying Amount of Goodwill

Changes in the carrying amount of goodwill for the six months ended June 30, 2018 are as follows:

	Agricultural Equipment	Construction Equipment	Commercial Vehicles	Powertrain	Financial Services	Total
	(in millions)
Balance at January 1, 2018	$1,654	$593	$64	$5	$156	$2,472
Foreign currency translation and other	(5)	(3)	(2)	—	(2)	(12)
Balance at June 30, 2018	$1,649	$590	$62	$5	$154	$2,460

Other Intangible Assets and Related Accumulated Amortization

As of June 30, 2018 and December 31, 2017, the Company’s other intangible assets and related accumulated amortization consisted of the following:

		June 30, 2018			December 31, 2017
	Weighted Avg. Life	Gross	Accumulated Amortization	Net	Gross	Accumulated Amortization	Net
		(in millions)
Other intangible assets subject to amortization:
Dealer networks	15	$321	$200	$121	$328	$199	$129
Patents, concessions and licenses and other	5-25	1,808	1,440	368	1,834	1,444	390
		2,129	1,640	489	2,162	1,643	519
Other intangible assets not subject to amortization:
Trademarks		273	—	273	273	—	273
Total Other intangible assets		$2,402	$1,640	$762	$2,435	$1,643	$792